Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
Valuation Hierarchy and Techniques - Fair value measurement accounting establishes three levels of fair value hierarchy that prioritize the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy and a description of the Plan’s assets and valuation techniques for each are as follows:

Level 1 - Pricing inputs are quoted prices available in active markets for identical assets or liabilities as of the reporting date. Level 1 Plan assets include investments in registered investment companies and common stocks and are valued at the closing price reported in the active market in which the individual securities are traded. Assets of Self-Managed brokerage accounts at December 31, 2025 and 2024 were limited to investments in registered investment companies.

Level 2 - Pricing inputs are quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active as of the reporting date. The Plan did not hold any Level 2 Plan assets at December 31, 2025 and 2024.

Level 3 - Pricing inputs are unobservable inputs for assets or liabilities for which little or no market data exist and require significant management judgment or estimation. The Plan did not hold any Level 3 Plan assets at December 31, 2025 and 2024.

The fair value hierarchy gives the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobservable data (Level 3). In some cases, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The lowest level input that is significant to a fair value measurement in its entirety determines the applicable level in the fair value hierarchy. Assessing the significance of a particular input to the fair value measurement in its entirety requires judgment, considering factors specific to the asset or liability.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Fair Value Measurements - Items subject to fair value measurements disclosure requirements at December 31, 2025 and 2024 were as follows:

	Fair Value Measurements	Level 1
Assets at December 31, 2025:
Registered investment companies:
International - developed markets	$138,670,657	$138,670,657
U.S. large cap value	140,696,231	140,696,231
Fixed income funds	3,940,811	3,940,811
Short-term investment funds	2,455,324	2,455,324
Common stock	101,433,825	101,433,825
Self-Managed brokerage accounts	20,884,590	20,884,590
Total assets in the fair value hierarchy	408,081,438	$408,081,438
Assets measured at NAV (a)	1,004,724,149
Total assets at fair value	$1,412,805,587

	Fair Value Measurements	Level 1
Assets at December 31, 2024:
Registered investment companies:
International - developed markets	$173,421,573	$173,421,573
U.S. large cap value	160,254,977	160,254,977
Fixed income funds	4,869,533	4,869,533
Short-term investment funds	1,811,893	1,811,893
Common stock	104,065,789	104,065,789
Self-Managed brokerage accounts	14,623,914	14,623,914
Total assets in the fair value hierarchy	459,047,679	$459,047,679
Assets measured at NAV (a)	868,965,008
Total assets at fair value	$1,328,012,687
(a)In accordance with FASB authoritative guidance, certain investments that are measured at fair value using the NAV practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of net assets available for benefits. These Plan assets include investments in common/collective trusts, which are valued at the NAV of shares held by the Plan which is based on the fair market value of the underlying investments in the common/collective trusts. The common/collective trusts underlying assets primarily consist of traded securities that have a variety of investment strategies including domestic and international equity and fixed income funds. There are no unfunded commitments and no participant redemption restrictions for these investments and no redemption notice period applicable to the Plan.